Note 6 - Property, Plant and Equipment and Capital Long-term Prepayments (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of detailed information about property, plant and equipment [text block]
Cost	Property, Plant and Equipment	Construction in Progress	Right-of-use Assets	Total
January 1, 2024	$5,989	$45,074	$301	$51,364
Reclassification	1,334	(1,334)	-	-
Additions during the period	133	386	-	519
Transfers to capital long-term prepayments	-	(139)	-	(139)
Asset retirement obligation - Change in estimate	(384)	-	-	(384)
Balance December 31, 2024	$7,072	$43,987	$301	$51,360
Additions during the period	364	4,128	-	4,492
Transfers to capital long-term prepayments	-	139	-	139
Asset retirement obligation - Change in estimate	(646)	-	-	(646)
Balance December 31, 2025	$6,790	$48,254	$301	$55,345
Accumulated Depreciation
January 1, 2024	$10	$-	$96	$106
Change for the period	-	-	65	65
Balance December 31, 2024	$10	$-	$161	$171
Change for the period	38	-	58	96
Balance December 31, 2025	$48	$-	$219	$267

Net Book Value
Balance December 31, 2024	$7,062	$43,987	$140	$51,189
Balance December 31, 2025	$6,742	$48,254	$82	$55,078